Net fee and commission income (Detail) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Net fee And Commission Income [Line Items]
Underwriting Fees		$ 257	$ 200	$ 224	$ 456	$ 379
of which: equity underwriting fees		123	106	118	230	166
of which: debt underwriting fees		133	93	105	227	212
M&A and corporate finance fees		117	218	296	335	413
Brokerage fees		959	1,245	826	2,204	1,654
Investment fund fees		1,197	1,295	1,196	2,492	2,373
Portfolio management and related services		1,813	2,059	1,915	3,872	3,719
Other		387	461	451	848	911
Total fee and commission income	[1]	4,729	5,477	4,907	10,207	9,448
Brokerage fees paid		63	86	88	149	168
Distribution fees paid		144	156	142	300	284
Other		212	214	203	426	390
Total fee and commission expense		419	456	434	875	842
Net fee and commission income		4,311	5,021	4,474	9,332	8,606
of which: net brokerage fees		896	1,158	738	2,055	1,486
Global Wealth Management
Net fee And Commission Income [Line Items]
Total fee and commission income		2,809	3,384	2,946
Personal & Corporate Banking
Net fee And Commission Income [Line Items]
Total fee and commission income		313	354	327
Asset Management
Net fee And Commission Income [Line Items]
Total fee and commission income		700	702	647
Investment Bank
Net fee And Commission Income [Line Items]
Total fee and commission income		872	1,004	962
Group Functions
Net fee And Commission Income [Line Items]
Total fee and commission income		36	33	25
of which: recurring
Net fee And Commission Income [Line Items]
Total fee and commission income		2,980	3,341	3,136	6,320	6,134
of which: transaction-based
Net fee And Commission Income [Line Items]
Total fee and commission income		1,674	2,098	1,749	3,773	3,264
of which: performance-based
Net fee And Commission Income [Line Items]
Total fee and commission income		$ 75	$ 39	$ 23	$ 114	$ 50

[1]
Reflects third-party fee and commission income for the second quarter of 2020 of USD 2,809 million for Global Wealth Management (first quarter of 2020: USD 3,384 million; second quarter of 2019: USD 2,946 million), USD 313 million for Personal & Corporate Banking (first quarter of 2020: USD 354 million; second quarter of 2019: USD 327 million), USD 700 million for Asset Management (first quarter of 2020: USD 702 million; second quarter of 2019: USD 647 million), USD 872 million for the Investment Bank (first quarter of 2020: USD 1,004 million; second quarter of 2019: USD 962 million) and USD 36 million for Group Functions (first quarter of 2020: USD 33 million; second quarter of 2019: USD 25 million).